NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-14846

September 22, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AngloGold Ashanti Limited ("the Guarantor") and AngloGold Ashanti Holdings Finance plc (the "Issuer"), 6.00% Mandatory Convertible Subordinated Bonds due 2013, and requests immediate acceleration of registration. Adequate distribution assured. . Form 8-A received on September 22, 2010 Tentative listing date – September 23, 2010.

Sincerely,

[signature]